NATIXIS FUNDS

Supplement dated April 10, 2017 to the Natixis Funds Prospectuses, dated March 31, 2016, May 1, 2016, and February 28, 2017, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	McDonnell Intermediate Municipal Bond Fund
ASG Dynamic Allocation Fund	Mirova Global Green Bond Fund
ASG Global Alternatives Fund	Mirova Global Sustainable Equity Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark Fund
ASG Tactical U.S. Market Fund	Natixis Oakmark International Fund
Gateway Equity Call Premium Fund	Natixis U.S. Equity Opportunities Fund
Gateway Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

Effective immediately, the following paragraph is added the section entitled “How Sales Charges Are Calculated”:

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please see Appendix A to this Prospectus for information regarding eligibility for load waivers and discounts available through specific financial intermediaries, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Effective immediately, the following information is added as an appendix to the Prospectus:

Appendix A - Financial Intermediary Specific Sales Load Waivers

Set forth below is information regarding sales load waivers and discounts available at specific financial intermediaries which are not affiliated with the Funds, the Advisers, Subadvisers and/or the Distributor. In all instances, it is the purchaser’s responsibility to notify the financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales load waivers or discounts.

Merrill Lynch

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;

•	Shares purchased by or through a 529 Plan;

•	Shares purchased through a Merrill Lynch affiliated investment advisory program;

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);

•	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date;

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members;

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus; and

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Class A and Class C Shares available at Merrill Lynch

•	Death or disability of the shareholder;

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus;

•	Return of excess contributions from an IRA Account;

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2;

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;

•	Shares acquired through a right of reinstatement; and

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform.

Merrill Lynch clients subject to a CDSC when transferring from one share class to another may be eligible for CDSC proration. Merrill Lynch will remit the portion of the payment to be made to the Distributor solely for the number of months remaining on the CDSC period divided by the total number of months of the CDSC period.

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this Prospectus;

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and

•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

NATIXIS FUNDS

Supplement dated April 10, 2017 to the Natixis Funds Statements of Additional Information, dated March 31, 2016, May 1, 2016, and February 28, 2017, as may be revised or supplemented from time to time, for the following funds.

AEW Real Estate Fund	McDonnell Intermediate Municipal Bond Fund
ASG Dynamic Allocation Fund	Mirova Global Green Bond Fund
ASG Global Alternatives Fund	Mirova Global Sustainable Equity Fund
ASG Managed Futures Strategy Fund	Natixis Oakmark Fund
ASG Tactical U.S. Market Fund	Natixis Oakmark International Fund
Gateway Equity Call Premium Fund	Natixis U.S. Equity Opportunities Fund
Gateway Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Strategic Alpha Fund

Effective immediately, the following text box is added to the subsection of the Statement of Additional Information entitled “Exchange Privilege” within the section entitled “Shareholder Services”:

Merrill Lynch Client Accounts Only

A shareholder currently holding Class A or C shares of a Fund in a fee-based advisory program (“Advisory Program”) account or currently holding Class A or C shares in a brokerage account but wishing to transfer into an Advisory Program account may convert such shares to Class Y shares of the Fund within the Advisory Program at any time. Such conversions will be on the basis of the relative net asset values per share, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or C shares, then the conversion may not occur until after the shareholder has held the shares for an 18 month period (Class A shares) or 12 month period (Class C shares), except that a CDSC applicable to Class A or C shares converted to Class Y shares through a fee-based individual retirement account on the Merrill Lynch platform will be waived and Merrill Lynch will remit the portion of the payment to be made to the Distributor equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period.